Segmented information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment	$ 416	$ 548
Intangible assets	27,806	24,352
Europe [Member]
Property and equipment	87	116
Intangible assets	27,265	23,647
Rest of World [Member]
Property and equipment	329	432
Intangible assets	$ 541	$ 705